Consolidated Balance Sheets - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents		$ 6,557,605	$ 1,596,096
Restricted cash			41,187
Cash deposited in escrow account		400,000
Accounts receivable, net		1,648,797	3,332,322
Inventories, net		3,183,951	4,620,191
Amounts due from related parties		2,707,136	4,237,682
Advance to suppliers		4,697,029	3,469,819
Prepaid expenses and other current assets, net		1,632,702	4,855,381
Total current assets		20,827,220	22,152,678
Property, plant and equipment, net		11,372,485	6,626,774
Intangible assets, net		1,044,062	998,450
Right-of-use assets, net			114,127
Deferred tax assets, net		112,916	66,872
Advance to suppliers for equipment		2,893,880
Total non-current assets		15,423,343	7,806,223
TOTAL ASSETS		36,250,563	29,958,901
Current liabilities:
Short-term bank borrowings		13,323,643	8,840,461
Accounts payable		1,497,152	3,961,827
Deferred revenue		625,326	776,210
Amount due to related parties		1,217,442	159,612
Accrued expenses and other liabilities		3,007,901	4,398,596
Lease liabilities, current			49,560
Income tax payable		508,726	736,590
Total current liabilities		20,180,190	18,922,856
Lease liabilities, non-current			50,130
Total non-current liabilities			50,130
TOTAL LIABILITIES		20,180,190	18,972,986
Shareholders’ equity
Ordinary Shares (par value of $0.0005 per share; 100,000,000 shares authorized as of September 30, 2024 and 2023; 14,591,942 and 12,500,000 shares issued and outstanding as of September 30, 2024 and 2023, respectively)	[1]	7,296	6,250
Subscription receivable		(6,250)	(6,250)
Additional paid-in capital		6,617,596	85,012
Statutory reserve		899,731	887,482
Retained earnings		6,076,018	9,580,585
Accumulated other comprehensive loss		(408,465)	(676,828)
Total shareholders’ equity		13,185,926	9,876,251
Non-controlling interests		2,884,447	1,109,664
Total equity		16,070,373	10,985,915
TOTAL LIABILITIES AND EQUITY		36,250,563	29,958,901
Related Party
Current assets:
Amounts due from related parties		2,707,136	4,237,682
Current liabilities:
Amount due to related parties		$ 1,217,442	$ 159,612

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1) and share reorganization by way of a subdivision and surrender of shares (Note 12).